Summary of significant accounting policies - Cash and cash equivalents, and Accounts receivable (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 SGD ($)	Mar. 31, 2019 HKD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 SGD ($)	Mar. 31, 2018 HKD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Cash and Cash Equivalents
Cash and cash equivalents				$ 744,706	¥ 4,997,861					¥ 4,250,610
Accounts receivable
Age of accounts receivable, local tax requirements on the write-offs of doubtful accounts (in year)	3 years
PRC
Cash and Cash Equivalents
Cash and cash equivalents				737,774	4,951,352					4,175,205
U.S. dollar
Cash and Cash Equivalents
Cash and cash equivalents				$ 4,229	28,205				$ 3,332	20,800
Australian dollars
Cash and Cash Equivalents
Cash and cash equivalents			$ 4		17			$ 1		5
Renminbi
Cash and Cash Equivalents
Cash and cash equivalents					4,951,377					4,175,223
Hong Kong dollars
Cash and Cash Equivalents
Cash and cash equivalents		$ 19,431			16,614		$ 67,439			53,964
Singapore dollars
Cash and Cash Equivalents
Cash and cash equivalents	$ 333				¥ 1,648	$ 129				¥ 618